Stockholders' Equity - Summary of Company's Outstanding Warrants (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Class of Warrant or Right [Line Items]
Exercise price per share			$ 0.01
Warrants
Class of Warrant or Right [Line Items]
Number of Warrants	5,867,045	5,867,045
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	2,500,000	2,500,000
Exercise price per share	$ 11.5	$ 11.5
Expiration Date	Nov. 01, 2027
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	2,875,000	2,875,000
Exercise price per share	$ 11.5	$ 11.5
Expiration Date	Nov. 01, 2027
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	492,045	492,045
Exercise price per share	$ 0.01	$ 0.01
Expiration Date	Nov. 01, 2023